Goodwill - Summary (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) segment	Dec. 31, 2024 EUR (€) segment
Changes in goodwill and intangible assets
Goodwill at beginning of period	€ 31,264
Goodwill at end of period	€ 29,014	€ 31,264
Number of operating segments | segment	2	1
Historical cost
Changes in goodwill and intangible assets
Goodwill at beginning of period	€ 31,369	€ 29,184
Foreign currency exchange differences	(2,777)	1,420
Additions from business combinations	523	765
Goodwill at end of period	29,115	31,369
Accumulated amortization
Changes in goodwill and intangible assets
Goodwill at beginning of period	(105)	(103)
Foreign currency exchange differences	(4)	(2)
Goodwill at end of period	€ (101)	€ (105)